Financial Risk Management and Financial Instruments - Summary of Changes in Convertible Notes (Details) - Exchangeable Notes Due 2026 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Beginning Balance	€ 1,202	€ 0
Initial recognition	0	1,232
Changes in fair value recognized in consolidated statement of operations	(144)	(112)
Changes in fair value recorded in other comprehensive loss	(4)	0
Effect of changes in foreign exchange rates	74	82
Ending Balance	€ 1,128	€ 1,202